CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF CASH FLOWS
Share based compensation expense cash settled awards	₽ 23,067	₽ 17,041	₽ 0